Net fees and commissions income_Details of fees and commissions income recognized (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Fee and commission income [Abstract]
Fees And Commission Received For Brokerage	₩ 162,344		₩ 164,041	₩ 166,317
Fees And Commission Received To Credit	173,233		166,364	170,329
Fees And Commission Received For Electronic Finance	121,250		110,105	107,985
Fees And Commission Received On Foreign Exchange Handling	60,433		58,383	53,468
Fees And Commission Received On Foreign Exchange	66,036		61,552	54,924
Fees And Commission From Trust Management	177,456		141,766	78,211
Fees And Commission Received On Credit Information	12,985		11,737	11,017
Fees and commissions received for guarantee	65,254		65,779	66,549
Fees and commissions received on credit card	598,705		1,072,423	954,502
Fees and commissions received on securities business	96,379		80,872	70,928
Other fees and commissions received	146,689		136,176	131,240
Total	₩ 1,680,764	$ 1,510,256	₩ 2,069,198	₩ 1,865,470